LOSS BEFORE TAXATION (Details Narrative) - CNY (¥)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Employee benefits expense	¥ 6,244,000	¥ 5,962,000
Depreciation and amortisation expense	4,300,000	6,400,000
Cost of inventories [member]
IfrsStatementLineItems [Line Items]
Employee benefits expense	¥ 191,000	¥ 1,600,000